UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floor
         New York, NY  10017

13F File Number:  028-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James McKee
Title:     General Counsel & Chief Compliance Officer
Phone:     646-388-5900

Signature, Place, and Date of Signing:

 /s/James McKee     New York, NY     February 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $110,225 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     028-11231                     Mariner Investment Group, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104     3020  2000000 SH  PUT  DEFINED 0             2000000        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261      102    60000 SH  PUT  DEFINED 0               60000        0
CENTRAL PAC FINL CORP          COM NEW          154760409    10386   803870 SH       DEFINED 0              803870        0
CHEMTURA CORP                  COM NEW          163893209     5216   460000 SH       DEFINED 0              460000        0
CITIGROUP INC                  COM NEW          172967424    18417   700000 SH       DEFINED 0              700000        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1150   115000 SH  PUT  DEFINED 0              115000        0
ISHARES INC                    MSCI GERMAN      464286806       21    20000 SH  PUT  DEFINED 0               20000        0
ISHARES TR                     FTSE CHINA25 IDX 464287184        1    70000 SH  CALL DEFINED 0               70000        0
ISHARES TR                     MSCI EMERG MKT   464287234       56   147000 SH  CALL DEFINED 0              147000        0
ISHARES TR                     RUSSELL 2000     464287655       40    30000 SH  PUT  DEFINED 0               30000        0
ISHARES TR                     RUSSELL 2000     464287655      107    35000 SH  CALL DEFINED 0               35000        0
JPMORGAN CHASE & CO            COM              46625H100    13300   400000 SH       DEFINED 0              400000        0
JPMORGAN CHASE & CO            COM              46625H100     1110  1000000 SH  CALL DEFINED 0             1000000        0
MORGAN STANLEY                 COM NEW          617446448    15130  1000000 SH       DEFINED 0             1000000        0
PMC COML TR                    SH BEN INT       693434102     2395   342647 SH       DEFINED 0              342647        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104       36    40000 SH  PUT  DEFINED 0               40000        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104       50    40000 SH  CALL DEFINED 0               40000        0
PREMIER EXIBITIONS INC         COM              74051E102      544   221994 SH       DEFINED 0              221994        0
PREMIER EXIBITIONS INC         COM              74051E102       83    33874 SH       DEFINED 1               33874        0
RESEARCH IN MOTION LTD         COM              760975102        2    82000 SH  CALL DEFINED 0               82000        0
RESEARCH IN MOTION LTD         COM              760975102        0    18000 SH  CALL DEFINED 1               18000        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       32    90000 SH  CALL DEFINED 0               90000        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       14    50000 SH  PUT  DEFINED 0               50000        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    21857   530000 SH       DEFINED 0              530000        0
SPDR GOLD TRUST                GOLD SHS         78463V107      104   212600 SH  CALL DEFINED 0              212600        0
SPDR GOLD TRUST                GOLD SHS         78463V107       21    10000 SH  PUT  DEFINED 0               10000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4405    35100 SH       DEFINED 0               35100        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      295   270000 SH  CALL DEFINED 0              270000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1029   330000 SH  PUT  DEFINED 0              330000        0
WELLS FARGO & CO NEW           COM              949746101    11024   400000 SH       DEFINED 0              400000        0
YAHOO INC                      COM              984332106       36   900000 SH  CALL DEFINED 0              900000        0
YAHOO INC                      COM              984332106      242    15000 SH       DEFINED 0               15000        0